Summary of Significant Accounting Policies (Tables)	3 Months Ended	11 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Revision in Line Items of Balance Sheet

The effect of this revision on the line items within the condensed balance sheet as of December 31, 2020 was as follows:

	Year Ended December 31, 2020
	Previously reported	Adjustment	As revised
Warrant liability	$—	$2,338,677	$2,338,677
Total liabilities	$9,896,210	$2,338,677	$12,234,887
Common stock subject to possible redemption	$188,498,028	$(2,338,686)	$186,159,342
Stockholders’ equity
Common stock	$723	$23	$746
Additional paid-in capital	$7,728,132	$2,052,531	$9,780,663
Accumulated deficit	$(2,728,854)	$(2,052,545)	$(4,781,399)
Total stockholders’ equity	$5,000,001	$9	$5,000,010
A reconciliation of the shares of common stock subject to possible redemption outstanding and shares of common stock outstanding is as follows:
Common stock subject to possible redemption-shares outstanding	18,663,171	(231,553)	18,431,618
Common stock-shares issued and outstanding	7,230,308	231,553	7,461,861

Net Loss per Common Share, Basic and Diluted

In accordance with the two-class method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

	For the Three Months Ended March 31, 2021	Period from February 3, 2020 (Inception) through March 31, 2020
Net loss	$(104,909)	$(25,788)
Less: net income attributable to common stock subject to redemption	(3,122)	—

Net loss attributable to common stockholders	$(108,031)	$(25,788)

Weighted-average common shares outstanding, basic and diluted	7,452,055	4,211,466

Net loss per share common share, basic and diluted	$(0.01)	$(0.01)

In accordance with the two-class method, the Company’s net loss is adjusted for net income that is attributable to common stock subject to redemption, as these shares only participate in the income of the Trust Account and not the losses of the Company. Accordingly, net loss per common share, basic and diluted, is calculated as follows:

Period from February 3, 2020 (Inception) through December 31, 2020
Net loss	$(2,728,854)
Less: net income attributable to common stock subject to redemption	(22,176)

Net loss attributable to common stockholders	$(2,751,030)

Weighted-average common shares outstanding, basic and diluted	6,247,527

Net loss per share common share, basic and diluted	$(0.44)